Related Party Balances and Transactions (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Purchase of property and equipment	$ 13,609	$ 14,581	$ 9,955
Rad Bynet [Member]
Related Party Transaction [Line Items]
Reimbursements for services provided	0	0	941
Purchases certain inventory components	0	0	104
Purchase of property and equipment	$ 0	$ 0	$ 37